UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

ITEM 1. Schedule of Investments.

BONDS & DEBENTURES	Coupon Rate (%)	Maturity Date	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
AGENCY STRIPPED— 11.4%
Government National Mortgage Association
2002-56	0.0425	6/16/2042	$279,066	$458
2004-10	0.1661	1/16/2044	51,006,445	73,449
2008-45	0.1896	2/16/2048	44,690,872	882,198
2008-48	0.2689	4/16/2048	27,670,558	940,246
2004-43	0.2726	6/16/2044	60,629,710	1,111,343
2006-30	0.3346	5/16/2046	12,701,663	511,242
2008-8	0.3534	11/16/2047	43,713,982	1,184,212
2010-63	0.3623	5/16/2050	52,016,479	1,532,405
2008-24	0.3742	11/16/2047	21,042,511	577,827
2005-9	0.3970	1/16/2045	8,485,225	180,141
2006-55	0.4111	8/16/2046	37,645,454	1,184,326
2010-18	0.4292	1/16/2050	69,825,625	2,286,091
2007-77	0.4385	11/16/2047	58,303,695	2,065,117
2011-10	0.4773	12/16/2045	89,899,826	3,474,628
2008-78	0.5094	7/16/2048	30,294,563	1,325,387
2013-72	0.5261	11/16/2047	548,889,713	34,305,607
2009-119	0.5488	12/16/2049	122,223,648	3,912,379
2004-108	0.5915	12/16/2044	24,829,180	727,495
2013-35	0.6535	1/16/2053	367,024,161	24,638,148
2010-49	0.6898	2/16/2050	81,602,630	2,738,584
2010-161 IA	0.7059	12/16/2050	249,213,180	9,901,240
2013-7	0.7445	5/16/2053	132,517,846	10,090,174
2008-92	0.7651	10/16/2048	71,122,900	3,046,905
2009-105	0.8022	11/16/2049	50,411,032	2,684,387
2009-4	0.8110	1/16/2049	64,720,902	2,634,141
2010-123	0.8118	9/16/2050	61,987,586	3,151,449
2013-29	0.8267	5/16/2053	129,813,952	9,712,277
2011-6	0.8312	10/16/2052	218,564,856	10,259,434
2009-49	0.8314	6/16/2049	66,083,936	2,672,434
2009-86	0.8362	9/16/2049	71,446,956	2,427,053
2012-125	0.8532	2/16/2053	205,699,672	15,366,197
2012-112	0.8626	10/16/2053	478,977,062	34,805,491

2012-100	0.8891	2/16/2053	157,411,518	11,697,313
2013-1	0.9085	2/16/2054	141,417,408	12,386,114
2013-80	0.9187	3/16/2052	65,677,672	5,705,748
2012-131	0.9255	2/16/2053	113,989,363	9,739,616
2009-30	0.9331	3/16/2049	14,311,176	743,036
2013-13	0.9456	7/16/2047	108,723,762	7,996,915
2010-28	0.9467	3/1/2050	111,258,274	4,683,973
2011-64 IX	0.9515	10/16/2044	95,360,669	5,534,733
2012-150	0.9525	11/16/2052	101,017,581	8,337,335
2013-30	0.9849	9/16/2053	236,230,280	18,992,371
2009-60	1.0064	7/16/2049	83,391,968	3,283,976
2012-9	1.0240	11/16/2052	177,396,952	19,015,179
2012-114	1.0288	1/16/2053	172,885,176	16,562,262
2012-58	1.0310	1/16/2055	237,012,600	19,965,941
2013-61	1.0451	5/16/2053	160,759,297	13,139,983
2012-95	1.0493	2/16/2053	147,498,956	12,802,187
2012-79	1.0507	3/16/2053	148,418,666	12,075,343
2011-165	1.0586	10/16/2051	254,320,725	14,796,380
2012-45	1.0643	4/16/2053	35,912,269	3,026,392
2011-16	1.0653	9/16/2046	133,473,998	7,592,001
2013-30	1.0682	9/16/2053	124,372,202	10,893,065
2012-35	1.0719	11/16/2052	150,994,921	11,240,334
2013-45	1.0783	12/16/2040	128,766,618	9,247,838
2011-143	1.0906	4/16/2053	99,082,079	14,447,158
2011-49	1.0918	4/16/2045	84,042,436	4,954,302
2012-25	1.0959	8/16/2052	122,700,120	9,262,792
2011-120	1.1482	12/16/2043	120,932,898	14,580,880
2010-148 IX	1.1508	10/16/2052	71,402,519	4,274,155
2009-71	1.1753	7/16/2049	88,300,324	3,699,784
2011-78 IX	1.2314	8/16/2046	162,290,006	10,925,363
2011-149	1.2370	10/16/2046	145,775,525	11,651,838
2011-164	1.3544	4/16/2046	188,374,522	13,935,947
2011-92 IX	1.3824	11/16/2044	38,817,753	2,999,836
2012-4	1.6091	5/16/2052	296,555,763	24,065,648
TOTAL AGENCY STRIPPED				$544,658,203

NON-AGENCY — 5.2%
Banc of America Large Loan 2010-HLTN†	2.4930	11/15/2015	$15,539,991	$15,606,036
Del Coronado Trust 2013-HDMZ CL M†	5.1930	3/5/2018	6,823,000	6,858,630

GS Mortgage Securities Corporation II
2007-EOP A2†	1.2601	3/6/2020	20,755,000	20,769,113
2007-EOP A3†	1.4563	3/6/2020	17,696,000	17,711,042
JP Morgan Clearing Corporation 2011-FL1 MH†	4.4830	7/15/2028	20,000,000	19,992,600
Lehman Brothers Floating Rate Commercial 2007-LLFA F†	1.1925	6/15/2022	12,924,000	12,177,251
LSTAR Commercial Mortgage Trust 2001-1 A†	3.9129	7/25/2017	5,447,346	5,500,784
Motel 6 Trust
2012-MTL6 D†	3.7812	10/5/2017	37,033,000	36,276,097
2012-MTL6 E†	4.2743	10/5/2017	10,061,000	9,746,091
RREF 2012 LT1 LLC 2013-LT2 CL A†	2.8331	5/22/2028	20,778,046	20,778,046
Wachovia Bank Commercial Mortgage Trust
2006-WL7A CL A2†	0.3125	9/15/2021	25,634,954	25,440,467
2006-WL7A CL BH1†	0.7925	9/15/2021	15,592,341	15,220,152
2006-WL7A CL BH2†	0.8925	9/15/2021	23,686,479	22,590,979
Washington Mutual Commercial Mortgage Series Trust 2007-SL2 CL A †	5.3114	12/27/2049	18,261,515	18,317,213
TOTAL NON-AGENCY				$246,984,501

AGENCY — 3.9%
Government National Mortgage Association
2012-22 CL AB	1.6610	2/1/2026	$6,982,459	$7,045,379
2011-49 CL AB	2.8000	4/16/2034	32,316,864	33,013,292
2011-120 CL A	3.9306	8/16/2033	43,856,380	45,442,227
2011-143 CL AB	3.9739	3/16/2033	45,715,462	47,393,220
2007-15 CL B	4.4250	12/16/2032	9,770,583	9,769,606
2007-34 CL B	4.5790	12/16/2031	32,578,545	33,256,123
2006-8 CL C	5.3130	2/16/2036	10,457,876	10,565,801
TOTAL AGENCY				$186,485,648

RESIDENTIAL MORTGAGE-BACKED SECURITIES
AGENCY POOL FIXED RATE MORTGAGES — 18.1%
Federal Home Loan Mortgage Corporation
J20415	2.5000	9/1/2022	$17,612,350	$17,857,959
E04134	2.5000	11/1/2027	13,436,963	13,531,966
G14627	2.5000	11/1/2027	32,607,589	32,817,755
E04179	2.5000	1/1/2028	25,831,826	25,998,320
J18815	3.0000	4/1/2022	24,119,281	24,985,125
J19188	3.0000	5/1/2022	20,269,267	20,996,901
G14462	3.0000	5/1/2022	17,617,898	18,129,229
J19459	3.0000	6/1/2022	18,644,230	19,336,833

J12954	3.5000	9/1/2020	4,577,849	4,775,246
J13919	3.5000	12/1/2020	26,871,357	28,042,781
G14025	4.0000	12/1/2025	27,654,358	29,235,911
J11204	4.5000	11/1/2019	6,827,698	7,261,530
E01322	5.0000	3/1/2018	6,602,797	6,992,428
G13091	5.0000	6/1/2018	3,115,826	3,336,489
E01642	5.0000	5/1/2019	4,550,807	4,873,095
G13812	5.0000	12/1/2020	10,583,517	11,333,042
G14187	5.5000	12/1/2020	17,523,889	18,767,910
G12139	6.5000	9/1/2019	1,565,567	1,648,479
A26942	6.5000	9/1/2034	636,843	704,514
G08107	6.5000	1/1/2036	2,608,103	2,886,701
P50543	6.5000	4/1/2037	259,010	286,851
Federal National Mortgage Association
AP3431	2.5000	9/1/2027	7,265,239	7,316,607
AR0701	2.5000	12/1/2027	22,937,685	23,096,278
890429	3.0000	5/1/2022	46,139,703	47,905,991
AP4062	3.0000	8/1/2022	31,745,248	33,079,542
AK4846	3.0000	5/1/2027	11,774,078	12,125,461
AP7517	3.0000	9/1/2027	29,469,280	30,463,871
AP7539	3.0000	9/1/2027	33,573,972	34,586,439
MA0629	3.5000	1/1/2021	52,732,150	55,201,908
MA0905	3.5000	11/1/2021	15,704,094	16,439,609
MA0989	3.5000	2/1/2022	43,787,984	45,846,895
MA1019	3.5000	3/1/2022	46,054,564	48,369,884
932433	4.0000	1/1/2020	1,002,622	1,059,962
AA4552	4.0000	8/1/2024	804,065	847,919
AH4841	4.0000	2/1/2026	24,247,975	25,899,505
AA0905	4.5000	1/1/2021	3,825,113	4,060,740
995756	5.0000	12/1/2018	10,953,620	11,720,921
735453	5.0000	12/1/2019	5,799,190	6,203,625
AE0126	5.0000	6/1/2020	14,872,245	15,911,071
995861	5.0000	1/1/2021	12,115,364	12,964,045
890122	5.0000	11/1/2021	5,376,270	5,760,297
890083	5.0000	12/1/2021	6,134,963	6,564,533
AE0792	5.0000	1/1/2026	11,229,747	12,012,685
257100	5.5000	1/1/2018	1,124,590	1,186,634
745500	5.5000	12/1/2018	8,286,749	8,894,499
995327	5.5000	12/1/2019	2,726,330	2,937,893
735521	5.5000	3/1/2020	5,027,475	5,415,546

995284	5.5000	3/1/2020	10,322,423	11,064,605
889318	5.5000	7/1/2020	10,146,882	10,833,724
889069	5.5000	1/1/2021	9,495,040	10,220,176
AE0237	5.5000	11/1/2023	11,559,502	12,428,083
AD0951	6.0000	4/1/2021	11,084,196	11,961,843
745832	6.0000	4/1/2021	20,159,792	21,732,256
890225	6.0000	5/1/2023	10,918,665	11,770,321
323282	7.5000	7/1/2028	376,362	437,939
Government National Mortgage Association
782281	6.0000	3/15/2023	4,515,524	4,782,527
TOTAL AGENCY POOL FIXED RATE MORTGAGES				$864,902,899

AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 23.1%
Federal Home Loan Bank
I7-2014 1	5.3400	3/20/2014	$16,418,239	$16,885,174
00-0986	5.7390	7/20/2014	12,553,931	13,107,183
Federal Home Loan Mortgage Corporation
4097 CL PB	1.7500	11/15/2040	23,236,348	22,742,190
4151 CL YU	2.0000	1/15/2043	25,549,274	23,381,901
4125 CL NA	2.5000	4/15/2042	25,885,103	23,940,906
4141 CL CK	2.5000	12/15/2042	3,079,491	2,838,921
4144 CL BY	2.5000	12/15/2042	23,259,733	21,471,669
4153 CL KP	2.5000	1/15/2043	22,855,857	21,272,693
3829 CL CD	3.0000	8/15/2024	4,292,876	4,373,539
3806 CL AB	4.0000	2/15/2023	6,658,173	6,765,103
2869 CL JA	4.0000	4/15/2034	1,153,213	1,158,426
3877 CL EL	4.0000	8/15/2038	19,692,724	19,804,652
4088 CL LE	4.0000	10/15/2040	17,948,036	18,581,340
2877 CL WA	4.2500	10/15/2034	4,521,992	4,607,774
3578 CL AM	4.5000	9/15/2016	3,875,708	4,047,053
2914 CL JQ	4.5000	5/15/2019	1,833,570	1,855,408
3439 CL AC	4.5000	4/15/2022	4,543,709	4,615,318
3939 CL D	4.5000	9/15/2041	4,074,649	4,302,019
2509 CL CB	5.0000	10/15/2017	3,638,084	3,785,717
2602 CL ET	5.0000	11/15/2017	874,339	879,498
2747 CL DX	5.0000	2/15/2019	6,789,564	7,255,192
3852 CL HA	5.0000	12/15/2021	11,923,422	12,723,961
3285 CL LC	5.0000	8/15/2025	1,481,596	1,488,322
2494 CL CF	5.5000	9/15/2017	4,132,557	4,401,793

2503 CL B	5.5000	9/15/2017	3,921,439	4,119,079
3808 CL BQ	5.5000	8/15/2025	13,106,001	13,863,790
3806 CL JB	5.5000	2/15/2026	5,897,518	6,425,700
3855 CL HQ	5.5000	2/15/2026	6,718,838	7,150,255
2670 CL QG	5.5000	2/15/2032	1,830,192	1,834,383
3614 CL DY	6.0000	1/15/2032	12,353,071	13,668,673
3926 CL GP	6.0000	8/15/2025	6,740,188	7,124,311
Federal National Mortgage Association
2013-64 CL TA	1.5000	5/1/2032	13,350,589	13,083,577
2013-42 CL QC	1.5000	5/25/2033	34,347,760	34,053,393
2013-64 CL TZ	1.5000	3/25/2042	3,042,367	2,989,126
2013-6 CL TA	1.5000	1/25/2043	58,815,435	57,471,302
2013-30 CL JA	1.5000	4/25/2043	19,782,816	18,720,657
2013-30 CL CA	1.5000	4/25/2043	30,370,491	29,009,787
2013-66 CL JA	2.2500	7/25/2043	80,615,000	79,708,081
2011-110 BH	3.0000	10/25/2041	3,526,704	3,598,263
2011-125 GD	3.5000	6/25/2025	2,399,870	2,400,110
2012-73 CL JB	3.5000	1/25/2042	43,651,973	45,688,403
2012-8 CL LE	3.5000	2/25/2042	40,192,835	42,065,624
2012-26 CL ME	3.5000	3/25/2042	56,064,432	58,664,325
2012-41 CL LB	3.5000	4/25/2042	53,155,006	55,650,214
2012-48 CL MB	3.5000	5/25/2042	52,123,507	54,533,114
2012-117 CL AD	3.5000	10/25/2042	66,394,414	68,445,145
2009-68 KA	3.7500	11/25/2022	625,840	628,844
2011-67 CL EA	4.0000	7/25/2021	25,396,589	26,924,702
2011-89 CL H	4.0000	10/25/2038	10,780,157	10,855,465
2011-27 CL JQ	4.0000	9/25/2039	18,179,457	18,540,359
2012-95 CL AB	4.0000	11/25/2040	11,660,297	11,945,891
2012-78 CL PA	4.0000	8/25/2041	18,674,479	19,546,017
2012-97 CL MA	4.0000	10/25/2041	13,928,101	14,402,081
2012-81 CL Q	4.0000	8/25/2042	11,384,802	11,989,838
2009-70 CL NU	4.2500	8/25/2019	9,140,920	9,520,542
2004-90 -CL GA	4.3500	3/25/2034	4,067,125	4,164,777
2012-67 CL PB	4.5000	6/1/2027	13,055,327	13,511,741
2012-40 CL GC	4.5000	12/25/2040	8,879,799	9,198,926
2012-102 CL PA	4.5000	3/25/2041	18,787,394	19,715,743
2011-148 CL PB	4.5000	12/25/2041	11,018,568	11,762,466
2010-39 CL PL	5.0000	10/25/2032	5,345,190	5,530,508
2003-24 -CL PD	5.0000	4/25/2018	4,311,621	4,548,976
2008-77 CL DA	5.0000	4/25/2023	4,478,777	4,663,303

2004-60 CL LB	5.0000	4/25/2034	11,063,467	12,069,800
2003-W17 CL 1A5	5.3500	8/25/2033	4,576,284	4,677,511
2011-19 CL WB	5.5000	10/25/2018	9,732,081	10,467,826
2009-116 CL PA	5.5000	4/25/2024	5,977,034	6,250,543
2006-21 CL CA	5.5000	3/25/2029	74,766	74,717
2002-9 CL PC	6.0000	3/25/2017	3,898,449	4,138,515
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$1,101,682,155

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 8.2%
Bayview Opportunity Master Fund Trust
2013-2RPL CL A†	3.4721	3/28/2016	$10,990,758	$11,051,533
2012-4NPL CL A†	3.4747	7/28/2032	5,790,572	5,858,032
2013-13NP CL A †	3.7210	6/28/2033	15,163,742	15,163,742
Citicorp Mortgage Securities Inc. 2005-5 CL 2A3	5.0000	8/25/2020	350,103	358,285
JP Morgan Mortgage Trust 2013-1 CL 2A2†	2.5000	3/1/2043	43,474,168	42,310,143
Riverview HECM Trust 2007-1 CL A†	0.6300	5/25/2047	39,610,700	35,303,829
Sequoia Mortgage Trust
2013-2 A1	1.8740	2/17/2043	47,186,878	45,139,911
2012-1 1A1	2.8650	1/25/2042	10,239,535	10,066,357
Stanwich Mortgage Loan Trust Series
2012-NPL4 CL A†	2.9814	10/15/2042	21,325,334	21,325,315
2012-NPL5 CL A†	2.9814	10/16/2042	42,139,357	42,139,323
2013-NPL1 CL A†	2.9814	12/16/2043	39,435,031	39,434,992
2009-2 A†,*	3.1339	2/15/2049	192,263	85,980
2013-NPL2 CL A†	3.2282	4/16/2059	43,493,113	43,493,113
2010-4 A†,*	4.4549	8/31/2049	3,247,630	1,517,617
2011-2 A†,*	4.6231	9/15/2050	3,607,131	1,930,551
2010-3 A†,*	4.7198	7/31/2038	2,827,529	1,414,613
2010-2 A†,*	7.8342	2/28/2057	4,686,285	2,362,825
2011-1 A†,*	14.6624	6/30/2039	5,665,220	2,988,001
2010-1 A†,*	15.0400	9/15/2047	949,242	480,127
Vericrest Opportunity Loan Transferee
2012-NL2A A1†	2.4871	2/25/2052	13,880,246	13,826,529
2012-NL3A A†	2.7344	11/25/2060	25,011,755	25,011,747
2013-1A A†	3.1049	11/25/2050	8,953,944	8,939,831
2013-3A A†	3.2216	5/27/2053	10,089,348	10,098,270
VRPL 2012-RP3A CL AI†	3.4747	11/27/2017	5,149,723	5,162,998
Wells Fargo Mortgage-Backed Securities Trust 2006-5 2A1	5.2500	4/25/2021	8,115,400	8,362,433
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION				$393,826,097

AGENCY STRIPPED — 3.4%
PRINCIPAL ONLY SECURITIES
Federal Home Loan Mortgage Corporation 217 — 0% 2032	6.500	1/1/2032	$601,363	$567,395
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3714 TI	2.2500	8/15/2015	53,742,100	1,870,988
3935 LI	3.0000	10/15/2021	8,404,243	734,600
3948 AI	3.0000	10/15/2021	10,078,528	600,580
3956 KI	3.0000	11/15/2021	22,701,999	2,176,241
3968 AI	3.0000	12/15/2021	8,586,632	732,742
3992 OI	3.0000	1/15/2022	6,898,886	685,050
3994 EI	3.0000	2/15/2022	14,829,648	1,503,227
3998 KI	3.0000	11/15/2026	24,347,673	2,574,379
3994 AI	3.0000	2/1/2027	15,864,626	1,593,296
4100 EI	3.0000	8/15/2027	112,140,047	16,649,220
3706 AI	3.5000	7/15/2020	13,320,464	859,507
3722 AI	3.5000	9/15/2020	15,297,136	1,382,451
3735 AI	3.5000	10/15/2020	7,448,353	705,658
3874 DI	3.5000	10/15/2020	13,524,796	998,246
3893 DI	3.5000	10/15/2020	9,783,444	736,407
3753 CI	3.5000	11/15/2020	3,400,286	338,803
3755 AI	3.5000	11/15/2020	13,809,124	1,317,065
3760 KI	3.5000	11/15/2020	11,491,040	1,121,606
3784 BI	3.5000	1/15/2021	9,312,008	941,785
3874 BI	3.5000	6/15/2021	7,743,998	784,627
3893 BI	3.5000	7/15/2021	6,455,015	628,188
3909 KI	3.5000	7/15/2021	6,157,669	595,847
3938 IO	3.5000	10/15/2021	38,402,392	3,967,213
3778 GI	3.5000	6/15/2024	7,138,445	668,931
3854 GI	3.5000	11/15/2024	5,945,511	363,997
3852 YI	3.5000	3/15/2025	18,996,464	1,492,892
3763 NI	3.5000	5/15/2025	5,916,207	531,400
3904 QI	3.5000	5/15/2025	6,522,180	542,451
3909 UI	3.5000	8/15/2025	10,741,919	805,079
3904 NI	3.5000	8/15/2026	12,980,141	1,552,298
3930 AI	3.5000	9/15/2026	16,202,902	2,620,983
4018 AI	3.5000	3/15/2027	28,643,057	4,334,674
3684 CI	4.5000	8/15/2024	35,749,070	4,010,635
3917 AI	4.5000	7/15/2026	48,247,985	6,867,449
2558 CL JW	5.5000	6/15/2022	6,975	3

217	6.5000	1/1/2032	601,363	103,876
Federal National Mortgage Association
2011-88 BI	3.0000	11/25/2020	5,924,721	382,304
2011-141 EI	3.0000	7/25/2021	23,391,445	1,929,310
2012-8 TI	3.0000	10/25/2021	10,901,978	887,283
2011-113 GI	3.0000	11/25/2021	10,478,516	853,924
2011-129 AI	3.0000	12/25/2021	14,009,623	1,205,195
2012-8 UI	3.0000	12/25/2021	33,777,576	2,783,792
2011-137 AI	3.0000	1/25/2022	18,496,377	1,560,099
2011-138 IG	3.0000	1/25/2022	21,329,618	1,943,162
2011-145	3.0000	1/25/2022	28,374,387	2,416,618
2012-78 AI	3.0000	2/25/2022	17,472,558	1,473,513
2012-23 IA	3.0000	3/25/2022	12,744,331	1,173,196
2012-32 AI	3.0000	4/25/2022	20,541,725	1,934,665
2012-53 CI	3.0000	5/25/2022	31,583,165	3,038,174
2012-147 CL AI	3.0000	10/25/2027	40,229,734	5,463,117
2012-145 CL DI	3.0000	1/25/2028	22,006,186	3,119,650
2012-149 CL CI	3.0000	1/25/2028	59,824,009	8,536,138
2010-128 LI	3.5000	11/25/2020	18,400,896	1,565,055
2011-75 BI	3.5000	11/25/2020	10,305,586	865,423
2011-78LI	3.5000	11/25/2020	25,896,668	2,094,750
2010-145 BI	3.5000	12/25/2020	8,965,987	868,676
2011-61 BI	3.5000	7/25/2021	7,504,901	781,431
2011-66 QI	3.5000	7/25/2021	13,281,538	1,289,935
2010-104 CI	3.5000	10/25/2021	22,258,696	2,290,883
2011-104 DI	3.5000	10/25/2021	37,848,127	3,801,144
2011-110 AI	3.5000	11/25/2021	16,085,235	1,560,713
2011-118 IC	3.5000	11/25/2021	41,763,836	4,420,309
2011-125 DI	3.5000	12/25/2021	28,571,490	3,152,341
2011-143 MI	3.5000	1/25/2022	12,416,559	1,162,956
2012-2 MI	3.5000	2/25/2022	17,951,871	1,930,806
2010-137 BI	3.5000	2/25/2024	6,906,471	452,272
2010-135 DI	3.5000	4/25/2024	14,171,267	1,096,057
2011-75 AI	3.5000	1/25/2025	25,839,237	1,907,982
2011-66 BI	3.5000	3/25/2025	3,385,433	209,908
2011-80 KI	3.5000	4/25/2025	13,263,506	1,254,375
2011-67 CI	3.5000	8/25/2025	6,289,195	629,772
2011-22 IC	3.5000	12/25/2025	11,743,363	1,541,470
2011-101 EI	3.5000	10/25/2026	26,250,066	3,832,525
2011-69 TI	4.0000	5/25/2020	9,950,474	795,392

2010-89 LI	4.0000	8/25/2020	15,063,330	1,434,520
2010-104 CI	4.0000	9/25/2020	6,703,145	647,478
2011-67 EI	4.0000	7/25/2021	16,558,918	1,557,989
2012-148 CL AI	4.0000	1/25/2028	35,637,303	4,909,758
2010-110 IH	4.5000	10/28/2018	18,542,637	1,644,361
2009-70 IN	4.5000	8/25/2019	27,372,186	2,043,063
2008-15 JI	4.5000	6/25/2022	6,658,377	323,165
2010-114 CI	5.0000	4/25/2018	24,954,582	2,143,067
2010-30	5.0000	5/25/2018	10,068,601	778,420
2003-64 XI	5.0000	7/25/2033	1,729,165	361,943
TOTAL AGENCY STRIPPED				$160,007,868

AGENCY POOL ADJUSTABLE RATE MORTGAGES — 0.1%
Federal National Mortgage Association 865963	2.5290	3/1/2036	$2,349,751	$2,488,245

ASSET-BACKED SECURITIES
AUTO —3.2%
AmeriCredit Automobile Receivables Trust
2013-1 A2	0.6300	6/8/2016	$36,000,000	$35,968,385
2011-2 C	3.1900	10/8/2016	8,580,000	8,821,870
2010-3 D	4.9800	1/8/2018	13,735,000	14,569,401
2010-1 C	5.1900	8/17/2015	2,748,691	2,803,060
2010-2 D	6.2400	6/8/2016	6,990,000	7,338,172
Credit Acceptance Auto Loan Trust 2012-1A B†	3.1200	3/16/2020	4,500,000	4,600,941
DT Auto Owner Trust 2012-2A B†	1.8500	4/17/2017	7,352,000	7,365,957
Santander Drive Auto Receivables Trust
2013-1 A2	0.4800	2/16/2016	15,039,744	15,026,416
2012-6 A2	0.8300	9/15/2015	50,301,594	50,283,722
2012-1 A2	1.2500	4/15/2015	2,595,089	2,599,968
2011-4 A2	1.3700	3/15/2015	3,860,772	3,864,903
TOTAL ASSET-BACKED SECURITIES- AUTO				$153,242,795

ASSET-BACKED SECURITIES- OTHER — 6.2%
Beacon Container Finance LLC 2012-1A A†	3.7200	9/20/2022	$9,834,866	$9,968,470
CLI FundingLLC
2006-1A CL A†	0.3725	8/18/2021	22,945,873	22,411,464
2012-1A†	4.2100	12/18/2022	45,044,197	46,597,771
2011-2A CL A†	4.9400	10/18/2026	8,451,845	8,575,866

Cronos Containers Program
2012-2A A 7†	3.8100	9/18/2027	31,381,550	31,533,380
2011-1A A1†	4.9400	11/18/2021	2,143,725	2,185,442
Global Tower Partners Acquisition Partners†	4.7040	5/15/2018	15,981,000	16,081,837
HFG HEALTHCO-4 LLC 2011-1A A†	2.4440	6/2/2017	16,552,000	16,802,680
PFS Financing Corpation 2011-BA B†	2.4425	10/17/2016	4,000,000	4,011,819
Panhandle-Plains Student Finance Corp 2001-1 CL A2	2.2900	12/1/2031	5,900,000	5,870,500
Progresso Receivables Funding I LLC 2013-A CL A†	4.0000	7/9/2018	14,984,000	14,984,000
Global SC Finance SRL 2012-1A CL A†	4.1100	7/17/2027	9,750,962	10,137,978
Store Master Funding LLC 2012-1A CLA†	5.7700	8/20/2042	17,046,357	17,472,005
TAL Advantage LLC
2006-1A†	0.3816	4/20/2021	13,033,333	12,692,511
2011-1A A†	4.6000	1/20/2021	3,314,675	3,446,665
Textainer Marine Containers Ltd 2012-1A A†	4.2100	4/15/2027	23,709,550	24,190,875
Triton Container Finance LLC 2006-1A†	4.2100	5/14/2027	13,704,025	13,937,953
Unison Ground Lease Fund†	5.8500	3/16/2020	8,635,000	7,844,388
Unison Ground Lease Fund†	5.8500	3/16/2020	3,768,000	3,501,171
Unison Ground Lease Fund†	9.5220	4/15/2020	19,600,000	23,519,027
TOTAL ASSET-BACKED SECURITIES				$295,765,802

U.S. TREASURY SECURITIES — 6.8%
U.S Treasury Note	0.2500	1/31/2014	$50,000,000	$50,037,110
U.S Treasury Note	0.2500	4/30/2014	75,000,000	75,049,807
U.S Treasury Note	0.7500	12/15/2013	75,000,000	75,219,143
U.S Treasury Note	1.8750	2/28/2014	75,000,000	75,858,398
U.S Treasury Note	3.1250	9/30/2013	50,000,000	50,375,195
TOTAL U.S. TREASURY SECURITIES				$326,539,653

CORPORATE BONDS & DEBENTURES — 5.7%
British Airways plc	5.6250	6/20/2020	$8,375,000	$8,458,750
Continental Airlines Company
1997-1 1A	7.4610	4/1/2015	796,692	804,659
2000-1	8.3880	11/1/2020	7,945,651	8,472,447
Delta Airlines
2012-1A	4.7500	5/7/2020	3,511,952	3,678,770
2012-1B†	6.8750	5/7/2019	2,238,662	2,396,768
N671US†	7.5000	9/15/2020	19,514,359	19,514,359
Fidelity National Information Services	7.8750	7/15/2020	14,162,000	15,893,970
HD Supply Inc.	8.1250	4/15/2019	43,314,000	47,320,545
Lease Air Trust 2012 A1†	6.3750	4/25/2016	47,088,157	47,088,157
Nielsen Finance LLC Co.	7.7500	10/15/2018	24,025,000	25,766,812
Nielsen Finance LLC Co.	11.6250	2/1/2014	4,838,000	5,067,805

Northwest Airlines
2000-1 G	7.1500	10/1/2020	19,613,564	20,790,378
1999-2 B	7.9500	9/1/2016	5,456,966	5,743,457
1999-2 C	8.3040	9/1/2019	8,048,522	8,209,493
Toys R Us PPTY CO I LLC	10.7500	7/15/2017	25,061,000	26,376,702
US Airways PT Trust
1998-1C	6.8200	1/30/2016	16,815,770	16,542,513
1998-1B	7.3500	7/30/2019	11,103,532	11,492,156
TOTAL CORPORATE BONDS & DEBENTURES				$273,617,741

CORPORATE BANK DEBT — 1.4%
Emdeon Term Loan BL0979577†	3.750	11/2/2018	$16,559,000	$16,502,865
Kar Auction Services Term Loan BL095302†	3.750	5/18/2017	4,163,190	4,175,013
La Frontera Generation Term Loan B†	4.500	9/30/2020	32,154,000	31,721,529
Nielsen Finance LLC Term Loan LN 284932†	2.9493	5/1/2016	16,339,050	16,409,635
TOTAL CORPORATE BANK DEBT				$68,809,042

TOTAL INVESTMENT SECURITIES — 96.7% (Cost $4,658,615,224)				$4,619,010,649

SHORT-TERM INVESTMENTS — 3.3% (Cost $159,088,452)
Toyota Motor Credit Corporation
— 0.09% 07/24/13			$50,000,000	$49,997,125
— 0.11% 08/14/13			50,000,000	49,993,278
State Street Bank Repurchase Agreement — 0.01% 07/01/13 (Dated 06/28/2013, repurchase price of $59,098,049, collateralized by $69,590,000 principal amount U.S. Treasury Notes — 2.75% 2042, fair value $60,282,338)			59,098,000	59,098,049
TOTAL SHORT-TERM INVESTMENTS				$159,088,452

TOTAL INVESTMENTS — 100.0% (Cost $4,817,703,676)				$4,778,099,101
Other assets and liabilities, net — 0.0%				(137,594)
TOTAL NET ASSETS — 100.0%				$4,777,961,507

†   Restricted securities. These restricted securities constituted 21.4% of total net assets at June 30, 2013, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

* These securities have been valued in good faith under policies adopted by authority of the Fund’s Board of Directors in accordance with the Fund’s fair value procedures. These securities constitued 0.2% of total net assets at June 30, 2013.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2013:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Commercial Mortgage-Backed
Agency Stripped	—	$544,658,203	—	$544,658,203
Non-Agency	—	246,984,501	—	246,984,501
Agency	—	186,485,648	—	186,485,648
Residential Mortgage-Backed
Agency Pool Fixed Rate	—	864,902,899	—	864,902,899
Agency Collateralized Mortgage Obligation	—	1,101,682,155	—	1,101,682,155
Non-Agency Collateralized Mortgage Obligation	—	383,046,383	$10,779,714	393,826,097
Agency Stripped	—	160,007,868	—	160,007,868
Agency Pool Adjustable Rate Mortgages	—	2,488,245	—	2,488,245
Asset-Backed Securities
Auto	—	153,242,795	—	153,242,795
Other	—	295,765,802	—	295,765,802
U.S. Treasuries	—	326,539,653	—	326,539,653
Corporate Bonds and Debentures	—	273,617,741	—	273,617,741
Corporate Bank Debt	—	68,809,042	—	68,809,042
Short-Term Investments	—	159,088,452	—	159,088,452
Total Investments	—	$4,767,319,387	$10,779,714	$4,778,099,101

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2013:

Investment	Beginning Value at March 31, 2013	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Net Transfers In (Out)	Ending Value at June 30, 2013

Non-Agency Collateralized Mortgage Obligation	$13,720,522	$2,817,206	$—	$(5,758,014)	$—	$10,779,714

* Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1, 2, or 3 during the period ended June 30, 2013.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of June 30, 2013:

Financial Assets	Fair Value at June 30, 2013	Valuation Technique(s)	Unobservable Inputs	Price/Range

Mortgage-Backed Securities	$10,779,714	Methods of Comparables/Consensus Pricing*	Collateral Value Estimates	$44.72- $53.52

* The Methods of Comparables/Consensus Pricing valuation technique for Level 3 securities involves gathering obervable and unobservable data related to securities that exhibit characteristics that are comparable to that of the Level 3 security, and using such information as an input into the valuation of the Level 3 security.  Such observable and unobservable data may include offered quotes (prices offered to the Fund by potential buyers in the market), broker quotes, and vendor prices for the comparable securities.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $4,673,252,109 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$42,037,868
Gross unrealized depreciation:	(96,279,328)
Net unrealized appreciation:	$(54,241,460)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     August 29, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     August 29, 2013